Trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Trade and other payables [abstract]
Trade payables	$ 6,127,338	$ 5,644,797
Accrued And Other Payables	3,521,118	4,471,972
Total trade and other payables	$ 9,648,456	$ 10,116,769